Leases (Details) - Schedule of future lease payments $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Operating Leases [Member]
Leases (Details) - Schedule of future lease payments [Line Items]
2022	$ 1,289
2023	5,259
2024	5,482
2025	5,243
2026	5,197
Thereafter	12,173
Total	34,643
Less: Imputed Interest	13,516
Present value of net lease payments	21,127
Lease liability, current portion	2,487
Lease liability, net of current portion	18,640
Total lease liability	21,127
Finance Leases [Member]
Leases (Details) - Schedule of future lease payments [Line Items]
2022	643
2023	2,166
2024	1,757
2025	1,792
2026	1,828
Thereafter	1,864
Total	10,050
Less: Imputed Interest	1,326
Present value of net lease payments	8,724
Lease liability, current portion	1,807
Lease liability, net of current portion	6,917
Total lease liability	$ 8,724